Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

December 27, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 79 to the Registration Statement Filed on Form N-1A Under the Securities Act of 1933 (File Nos. 333-57793 and 811-08839)

Ladies and Gentlemen:

On behalf of our client, SPDR® Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 79”). The purpose of PEA No. 79 is to register a new series of the Trust: the SPDR Barclays Capital Short Term High Yield Bond ETF.

Please contact me at (202) 739-5676 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik

Beau Yanoshik

Enclosures